STOCK OPTIONS AND WARRANTS (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, expired/forfeited		(100,000)	(229,233)
Weighted-average exercise price, expired/forfeited
Number of shares, expired/forfeited		100,000	229,233
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, outstanding beginning balance	2,559,239	1,675,906	1,613,250
Weighted-average exercise price, outstanding beginning balance	$ 3.77	$ 4.54	$ 4.11
Remaining contractual term (years), outstanding beginning balance	7 years 11 months 19 days	8 years 5 months 19 days	9 years 7 months 6 days
Aggregate intrinsic value, outstanding beginning balance			$ 2,185,000
Number of shares, granted		883,333	72,656
Weighted-average exercise price, granted		$ 2.32	$ 14.49
Remaining contractual term (years), granted		9 years 2 months 15 days	5 years
Aggregate intrinsic value, granted
Number of shares, exercised
Weighted-average exercise price, exercised
Aggregate intrinsic value, exercised
Number of shares, expired/forfeited			(10,000)
Weighted-average exercise price, expired/forfeited			$ 8.00
Aggregate intrinsic value, expired/forfeited
Number of shares, expired/forfeited			10,000
Number of shares outstanding ending balance	2,559,239	2,559,239	1,675,906
Weighted-average exercise price outstanding ending balance	$ 3.77	$ 3.77	$ 4.54
Remaining contractual term (years) outstanding ending balance	7 years 8 months 19 days	7 years 11 months 19 days
Aggregate intrinsic value outstanding ending balance	$ 268,000
Number of shares, exercisable	2,112,017	1,995,350
Weighted-average exercise price, exercisable	$ 4.07	$ 4.17
Remaining contractual term (years) outstanding, exercisable	7 years 4 months 6 days	7 years 5 months 23 days
Aggregate intrinsic value, exercisable	$ 147,000